UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2613

DWS Cash Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Cash Investment Trust

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 25.2%
ABN AMRO Bank, NV, 5.365%, 3/5/2007	20,000,000	19,999,973
Alliance & Leicester PLC, 5.335%, 6/11/2007	8,500,000	8,500,118
Banco Bilbao Vizcaya Argentaria SA, 5.305%, 6/1/2007	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	15,000,000	15,000,000
5.35%, 7/25/2007	13,000,000	13,000,000
5.36%, 4/23/2007	5,000,000	5,000,000

Barclays Bank PLC, 5.32%, 5/8/2007	10,000,000	10,000,000
Calyon, 5.32%, 4/27/2007	5,000,000	5,000,000
Citibank NA, 5.315%, 5/2/2007	15,000,000	15,000,000
Depfa Bank PLC:
5.32%, 3/15/2007	8,000,000	8,000,000
5.32%, 5/11/2007	10,000,000	10,000,000
HBOS Treasury Services PLC, 5.31%, 4/10/2007	20,000,000	20,000,000
HSH Nordbank AG, 5.35%, 4/13/2007	8,000,000	8,000,000
Mizuho Corporate Bank:
5.305%, 4/4/2007	10,000,000	10,000,044
5.32%, 4/10/2007	3,300,000	3,300,000
5.325%, 4/20/2007	7,000,000	7,000,000
5.335%, 5/8/2007	6,000,000	6,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	9,000,000	9,000,000
Norinchukin Bank, 5.35%, 7/10/2007	10,000,000	10,000,000
Societe Generale:
5.32%, 3/7/2007	10,000,000	9,999,967
5.34%, 7/19/2007	8,000,000	8,000,000

Total Certificates of Deposit and Bank Notes (Cost $203,800,102)		203,800,102
Commercial Paper* 25.8%
CC (USA), Inc.:
5.225%, 4/18/2007	16,000,000	15,888,533
5.245%, 5/14/2007	2,600,000	2,571,968
Cedar Springs Capital Co., LLC, 5.3%, 3/2/2007	5,000,000	4,999,264
Cobbler Funding LLC, 5.28%, 3/26/2007	16,000,000	15,941,333
Fortune Brands, Inc., 5.32%, 4/13/2007	6,300,000	6,259,967
Fox Trot CDO, Inc., 5.285%, 3/23/2007	3,000,000	2,990,311
Gannett Co., Inc., 5.33%, 4/11/2007	3,100,000	3,081,182
Giro Funding US Corp.:
5.275%, 4/26/2007	16,000,000	15,868,711
5.28%, 4/23/2007	15,000,000	14,883,400
5.285%, 4/2/2007	8,000,000	7,962,418
Grampian Funding Ltd., 5.21%, 7/25/2007	8,000,000	7,830,964
K2 (USA) LLC, 5.245%, 5/10/2007	8,300,000	8,215,352
KBC Financial Products International Ltd., 5.2%, 5/14/2007	8,000,000	7,914,489
Lake Constance Funding LLC, 5.255%, 4/27/2007	4,000,000	3,966,718
Park Avenue Receivables Co., LLC, 5.28%, 3/20/2007	6,600,000	6,581,608
Perry Global Funding LLC, Series A, 5.28%, 3/26/2007	15,000,000	14,945,000
Procter & Gamble International Funding S.C.A., 5.25%, 4/19/2007	15,000,000	14,892,813
Prudential PLC, 5.245%, 5/9/2007	7,000,000	6,929,630
Ranger Funding Co., LLC, 5.27%, 3/15/2007	10,000,000	9,979,506
Scaldis Capital LLC, 5.22%, 6/25/2007	8,000,000	7,865,440
Sheffield Receivables Corp., 5.245%, 5/10/2007	6,000,000	5,938,808
Simba Funding Corp., 5.247%, 5/23/2007	4,000,000	3,951,606
Tango Finance Corp., 5.255%, 5/18/2007	8,000,000	7,908,913
Valcour Bay Capital Co., LLC, 5.29%, 5/16/2007	4,000,000	3,955,329
Verizon Communications, Inc., 5.3%, 3/6/2007	8,000,000	7,994,111

Total Commercial Paper (Cost $209,317,374)		209,317,374
Master Notes 1.2%
The Bear Stearns Companies, Inc., 5.432%**, 3/1/2007 (a) (Cost $10,000,000)	10,000,000	10,000,000
Short Term Notes** 33.2%
American Express Bank FSB, 5.29%, 12/13/2007	15,000,000	14,998,844
BNP Paribas:

5.3%, 10/3/2007	10,000,000	9,997,820
5.31%, 10/26/2010	15,000,000	15,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.368%, 10/19/2007	7,000,000	7,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	8,000,000	7,998,741
Carrera Capital Finance LLC, 144A, 5.332%, 12/6/2007	18,000,000	18,000,000
Credit Agricole SA, 5.292%, 6/28/2007	25,000,000	24,996,221
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	25,000,000	25,000,000
K2 (USA) LLC, 5.32%, 1/31/2008	5,000,000	4,999,564
Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	25,000,000	25,000,000
5.33%, 9/15/2010	5,000,000	5,000,000
5.362%, 5/29/2007	10,000,000	10,000,000
Morgan Stanley:
5.31%, 9/10/2007	25,000,000	25,000,000
5.35%, 9/5/2007	10,000,000	10,000,000
Nordea Bank AB, 5.3%, 4/8/2011	10,000,000	9,999,667
Premier Asset Collaterized Entity LLC, 144A, 5.33%, 1/30/2008	8,000,000	7,999,266
Skandinaviska Enskilda Banken, 5.32%, 7/16/2010	7,000,000	7,000,000
The Bear Stearns Companies, Inc., 5.32%, 7/10/2007	16,000,000	16,000,000
Toyota Motor Credit Corp., 5.31%, 2/11/2008	15,000,000	15,000,000
UniCredito Italiano Bank (Ireland) PLC, 5.33%, 3/9/2011	10,000,000	10,000,000

Total Short Term Notes (Cost $268,990,123)		268,990,123
Repurchase Agreements 14.1%
JPMorgan Securities, Inc., 5.34%, dated 2/28/2007, to be repurchased at $24,003,560 on 3/1/2007 (b)	24,000,000	24,000,000
State Street Bank and Trust Co., 4.85%, dated 2/28/2007, to be repurchased at $829,112 on 3/1/2007 (c)	829,000	829,000
The Bear Stearns Companies, Inc., 5.34%, dated 2/28/2007, to be repurchased at $89,013,202 on 3/1/2007 (d)	89,000,000	89,000,000

Total Repurchase Agreements (Cost $113,829,000)		113,829,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 805,936,599)	99.5	805,936,599
Other Assets and Liabilities, Net	0.5	3,824,625

Net Assets	100.0	809,761,224

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2007.

(a)		Reset date; not a maturity date.

(b)		Collateralized by $24,362,469 Government National Mortgage Association, with a coupon rate of 5.5%, maturing on 1/15/2035 with a value of $24,481,816.
(c)		Collateralized by $840,000 Federal National Mortgage Association, 4.625%, maturing on 3/23/2007 with a value of $846,300.
(d)		Collateralized by $91,524,000 Federal Home Loan Mortgage Corp., 5.5%, with various maturity dates of 2/15/2023-10/15/2035 with a value of $90,784,870.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Cash Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Cash Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007